Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Accrued compensation	$ 3,208	$ 509
Tax payable	1,164	1,525
Other current liabilities	2,623	1,104
Total accrued expenses and other current liabilities	$ 6,995	$ 3,138